UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                            USAA SHORT-TERM
                                    BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                         A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              50

ADVISORY AGREEMENT                                                           52

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

[PHOTO OF CHRISTOPHER W. CLAUS]       ...IF THE VOLATILITY KEEPS YOU UP AT
                                      NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                          OVERALL RISK OF YOUR PORTFOLIO.

                                                        "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]  MATTHEW FREUND, CFA
                             USAA Investment Management Company

[PHOTO OF JULIANNE BASS]   JULIANNE BASS, CFA
                             USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Short-Term Bond Fund provided a total return of 5.06% for the one-year period ended July 31, 2007, putting your Fund in the top 27% of its peer group (the Lipper Short Investment Grade Debt Funds Average returned 4.66%). This compares to returns of 5.35% for the Lehman
         Brothers 1-3 Year Government/Credit Index and 5.06% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund provided a one-year dividend yield of 4.50%, compared to 4.39% for the average Lipper Short Investment Grade Debt Fund.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 20 years of investment experience, eight of them with USAA Investment Management Company.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         During the period, Federal Reserve Board (the Fed) governors left the federal funds rate unchanged at 5.25%. Longer rates drifted downward and the yield curve inverted, putting overnight rates above 2- to 30-year maturities (see graph).

         For most of the year, the Treasury market was trading in a narrow range, with investors complacent about U.S. economic strength and the inflation outlook. At the same time, several lenders were forced to close and cracks began to appear in the subprime mortgage market. In May, it appeared the economy had overcome these

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 10 AND 12 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             HISTORICAL YIELD CURVE

                  [CHART OF HISTORICAL YIELD CURVE]

                   7/31/06            7/31/07              CHANGE
                   -------            -------             --------
 3 MONTH            5.068%             4.941%             -0.1278%
 6 MONTH            5.144%             4.969%             -0.1746%
 2 YEAR             4.950%             4.517%             -0.4326%
 3 YEAR             4.915%             4.504%             -0.4110%
 5 YEAR             4.896%             4.561%             -0.3349%
10 YEAR             4.979%             4.739%             -0.2406%
30 YEAR             5.065%             4.902%             -0.1630%

                             [END CHART]

SOURCE: BLOOMBERG L.P.

         obstacles and that accelerating growth would require the Fed to raise rates. However, during July, there was a sea change as concern over the subprime fallout expanded to encompass the health of major financial institutions. Several investors (primarily hedge funds and leveraged investment funds) were forced to liquidate or suspend payments.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. This was a challenge while the yield curve was inverted. If we extend maturities, we can seek to lock in higher interest rates, but we may run the risk that rates may increase further and reduce the Fund's net asset value (NAV), because as

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                             COMMENTARY on the Fund

         interest rates increase, bond prices fall. If we do not extend, the NAV remains more stable, but we lose the opportunity to maintain an attractive yield should rates fall. It is impossible to stabilize both the NAV and the long-term income of the Fund. Our strategy, which gave the Fund a substantial yield advantage over its peers, was to seek to maximize income by purchasing attractive bonds along the yield curve, generally focusing on issues five years and shorter.

         We remain  committed  to  building  a  high-quality  portfolio  that is diversified among multiple asset classes and continue to use fundamental research to select bonds for the portfolio. For most of the period, the Fund's performance benefited from rising prices. However, during the final weeks of the Fund's fiscal period, few issues were immune from the market volatility that accompanied investors' reassessment of risk. Even a historically safe haven such as financials, which performed well until June, suffered. Although we maintained our focus on high-quality issues, our holdings in commercial mortgage-backed securities were tainted by association with the mortgage sector.

WHAT IS THE OUTLOOK?

         As the reporting period ended, the market was fixated on the availability of short-term liquidity, but we believe it will ultimately return to fundamentals. The Fed might be induced to reduce overnight rates if traditional lenders seem constrained. In the meantime, investors who can look beyond the current volatility could benefit from potential buying opportunities in the months ahead.

         Going forward, investors should expect most of the Fund's return to come from the income it provides. Your portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA SHORT-TERM BOND FUND

                      [LOGO OF LIPPER LEADER PRESERVATION]

The Fund is listed as a Lipper Leader for Preservation among 4,165 fixed-income funds for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Preservation among 4,165, 3,532, and 2,279 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of July 31, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND (Ticker Symbol: USSBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                          7/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $515.7 Million            $439.3 Million
Net Asset Value Per Share                  $8.85                     $8.80

--------------------------------------------------------------------------------
                                          7/31/07                   7/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                  2.4 Years                 2.5 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

---------------------------------------------------------------------------
         AVERAGE ANNUAL RETURNS AND 30-DAY SEC YIELD* AS OF 7/31/07
---------------------------------------------------------------------------

1 YEAR            5 YEARS           10 YEARS          30-DAY SEC YIELD*
5.06%              3.67%              3.90%                5.47%

---------------------
   EXPENSE RATIO**
---------------------
        0.69%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY  SHAREHOLDERS ON THEIR
         REINVESTED   NET   INVESTMENT   INCOME  AND   REALIZED   CAPITAL   GAIN
         DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2007

--------------------------------------------------------------------------------
               TOTAL RETURN    =       DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          3.90%        =            5.12%           +          -1.22%
5 YEARS           3.67%        =            3.98%           +          -0.31%
1 YEAR            5.06%        =            4.49%           +           0.57%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2007

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                 TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/1998             5.91%              6.31%                   -0.40%
7/31/1999             3.76%              5.92%                   -2.16%
7/31/2000             6.18%              6.69%                   -0.51%
7/31/2001             9.61%              7.03%                    2.58%
7/31/2002            -4.29%              5.36%                   -9.65%
7/31/2003             5.14%              4.47%                    0.67%
7/31/2004             2.51%              3.28%                   -0.77%
7/31/2005             2.19%              3.41%                   -1.22%
7/31/2006             3.36%              4.15%                   -0.79%
7/31/2007             5.18%              4.61%                    0.57%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER SHORT INVESTMENT GRADE
                  USAA SHORT-TERM BOND FUND             DEBT FUNDS AVERAGE
                  -------------------------        -----------------------------
7/31/1998                   6.16%                              5.75%
7/31/1999                   5.98%                              5.59%
7/31/2000                   6.52%                              5.82%
7/31/2001                   6.51%                              5.79%
7/31/2002                   6.14%                              4.44%
7/31/2003                   4.37%                              3.36%
7/31/2004                   3.29%                              2.54%
7/31/2005                   3.43%                              2.81%
7/31/2006                   4.11%                              3.69%
7/31/2007                   4.50%                              4.39%

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 7/31/98 TO 7/31/07.

         THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM INVESTMENT-GRADE DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LEHMAN BROTHERS 1-3 YEAR     LIPPER SHORT INVESTMENT    USAA SHORT-TERM
              GOVERNMENT/CREDIT INDEX     GRADE BOND FUNDS INDEX        BOND FUND
             ------------------------     -----------------------    ---------------
 7/31/1997          $10,000.00                  $10,000.00              $10,000.00
 8/31/1997           10,009.42                   10,007.09                9,977.88
 9/30/1997           10,084.13                   10,085.55               10,072.02
10/31/1997           10,159.14                   10,147.53               10,143.46
11/30/1997           10,184.68                   10,172.68               10,170.98
12/31/1997           10,251.88                   10,233.66               10,227.68
 1/31/1998           10,350.84                   10,322.25               10,330.79
 2/28/1998           10,359.14                   10,336.49               10,299.03
 3/31/1998           10,399.69                   10,378.61               10,366.01
 4/30/1998           10,451.08                   10,427.13               10,418.72
 5/31/1998           10,507.91                   10,483.24               10,489.89
 6/30/1998           10,562.18                   10,530.21               10,547.23
 7/31/1998           10,611.34                   10,576.71               10,590.78
 8/31/1998           10,733.29                   10,648.71               10,697.75
 9/30/1998           10,877.75                   10,761.30               10,712.96
10/31/1998           10,924.84                   10,746.97               10,678.56
11/30/1998           10,922.92                   10,774.67               10,723.34
12/31/1998           10,965.22                   10,821.18               10,742.15
 1/31/1999           11,011.99                   10,875.62               10,811.52
 2/28/1999           10,965.54                   10,840.10               10,796.20
 3/31/1999           11,043.27                   10,924.22               10,886.19
 4/30/1999           11,081.10                   10,963.86               10,927.92
 5/31/1999           11,072.00                   10,949.19               10,931.50
 6/30/1999           11,104.89                   10,969.96               10,969.35
 7/31/1999           11,136.65                   10,982.46               10,989.07
 8/31/1999           11,166.02                   11,003.89               11,001.84
 9/30/1999           11,241.04                   11,076.71               11,081.75
10/31/1999           11,274.40                   11,100.55               11,090.15
11/30/1999           11,299.30                   11,137.15               11,152.76
12/31/1999           11,310.96                   11,160.96               11,178.49
 1/31/2000           11,310.96                   11,165.95               11,239.20
 2/29/2000           11,389.33                   11,238.15               11,335.61
 3/31/2000           11,453.81                   11,296.11               11,409.67
 4/30/2000           11,475.84                   11,298.86               11,434.20
 5/31/2000           11,517.34                   11,338.88               11,420.50
 6/30/2000           11,644.40                   11,464.69               11,592.44
 7/31/2000           11,724.05                   11,535.26               11,670.37
 8/31/2000           11,816.95                   11,619.11               11,628.34
 9/30/2000           11,914.32                   11,717.80               11,740.10
10/31/2000           11,967.63                   11,752.59               11,725.04
11/30/2000           12,079.04                   11,859.20               11,839.02
12/31/2000           12,224.78                   11,985.28               11,974.89
 1/31/2001           12,397.96                   12,155.95               12,157.38
 2/28/2001           12,486.23                   12,240.71               12,249.49
 3/31/2001           12,587.59                   12,329.01               12,365.04
 4/30/2001           12,627.50                   12,358.52               12,422.60
 5/31/2001           12,705.23                   12,434.91               12,502.63
 6/30/2001           12,753.91                   12,486.32               12,570.28
 7/31/2001           12,914.33                   12,639.87               12,791.88
 8/31/2001           13,001.96                   12,721.78               12,872.36
 9/30/2001           13,195.42                   12,843.02               12,985.37
10/31/2001           13,327.27                   12,940.23               12,989.60
11/30/2001           13,291.35                   12,876.31               12,656.36
12/31/2001           13,297.90                   12,863.45               12,581.87
 1/31/2002           13,335.89                   12,900.74               12,598.50
 2/28/2002           13,393.83                   12,938.78               12,547.99
 3/31/2002           13,306.68                   12,880.21               12,583.93
 4/30/2002           13,455.28                   12,982.64               12,613.84
 5/31/2002           13,525.99                   13,055.13               12,657.34
 6/30/2002           13,634.21                   13,069.79               12,546.40
 7/31/2002           13,769.89                   13,108.99               12,242.87
 8/31/2002           13,844.27                   13,191.13               12,410.95
 9/30/2002           13,964.15                   13,276.94               12,522.46
10/31/2002           13,981.87                   13,285.07               12,386.45
11/30/2002           13,981.23                   13,290.55               12,373.77
12/31/2002           14,132.87                   13,423.01               12,566.59
 1/31/2003           14,150.26                   13,444.12               12,609.68
 2/28/2003           14,228.48                   13,525.03               12,692.91
 3/31/2003           14,258.65                   13,545.70               12,718.06
 4/30/2003           14,313.71                   13,604.20               12,831.85
 5/31/2003           14,394.80                   13,682.02               12,990.18
 6/30/2003           14,426.41                   13,707.26               13,016.03
 7/31/2003           14,332.55                   13,586.44               12,872.54
 8/31/2003           14,338.46                   13,599.28               12,882.71
 9/30/2003           14,496.64                   13,740.93               13,061.25
10/31/2003           14,437.90                   13,706.13               13,029.78
11/30/2003           14,439.01                   13,709.07               13,035.69
12/31/2003           14,530.64                   13,778.29               13,100.88
 1/31/2004           14,570.22                   13,822.80               13,148.05
 2/29/2004           14,651.95                   13,886.49               13,225.36
 3/31/2004           14,703.82                   13,933.70               13,274.43
 4/30/2004           14,552.98                   13,809.21               13,152.43
 5/31/2004           14,532.71                   13,782.17               13,140.71
 6/30/2004           14,537.02                   13,791.81               13,144.96
 7/31/2004           14,598.63                   13,847.62               13,196.97
 8/31/2004           14,712.92                   13,946.15               13,274.70
 9/30/2004           14,704.78                   13,949.81               13,297.92
10/31/2004           14,755.86                   13,995.89               13,331.37
11/30/2004           14,684.03                   13,956.90               13,306.99
12/31/2004           14,719.62                   13,999.71               13,347.60
 1/31/2005           14,717.23                   14,001.72               13,351.48
 2/28/2005           14,689.62                   13,988.35               13,345.40
 3/31/2005           14,678.28                   13,969.14               13,352.56
 4/30/2005           14,763.68                   14,042.12               13,411.37
 5/31/2005           14,827.37                   14,097.81               13,463.40
 6/30/2005           14,860.57                   14,139.48               13,489.73
 7/31/2005           14,820.82                   14,107.16               13,485.35
 8/31/2005           14,917.07                   14,193.46               13,555.42
 9/30/2005           14,879.72                   14,163.94               13,568.94
10/31/2005           14,873.66                   14,153.30               13,578.77
11/30/2005           14,922.18                   14,194.70               13,608.38
12/31/2005           14,980.60                   14,245.99               13,653.74
 1/31/2006           15,009.50                   14,283.44               13,690.67
 2/28/2006           15,027.21                   14,314.52               13,720.58
 3/31/2006           15,045.41                   14,325.72               13,741.61
 4/30/2006           15,096.17                   14,370.80               13,788.73
 5/31/2006           15,117.08                   14,393.26               13,807.19
 6/30/2006           15,146.61                   14,415.50               13,844.62
 7/31/2006           15,263.61                   14,523.63               13,954.79
 8/31/2006           15,377.58                   14,629.36               14,052.62
 9/30/2006           15,459.78                   14,709.01               14,138.45
10/31/2006           15,524.91                   14,775.20               14,203.70
11/30/2006           15,609.98                   14,862.36               14,306.76
12/31/2006           15,617.49                   14,872.59               14,296.36
 1/31/2007           15,653.56                   14,910.75               14,331.36
 2/28/2007           15,780.78                   15,033.36               14,480.65
 3/31/2007           15,842.23                   15,087.38               14,518.30
 4/30/2007           15,900.49                   15,146.19               14,573.09
 5/31/2007           15,888.20                   15,126.14               14,546.69
 6/30/2007           15,955.08                   15,166.86               14,589.00
 7/31/2007           16,079.74                   15,257.80               14,661.29

                                     [END CHART]

         DATA FROM 7/31/97 THROUGH 7/31/07.

         REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  11  illustrates   the  comparison  of  a  $10,000
         hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

         o The broad-based Lehman Brothers 1-3 Year Government/ Credit Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

         o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    7/31/2007

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        53%
BBB                                                        17%
A                                                          16%
AA                                                         10%
Securities With Short-Term Investment-Grade Ratings         3%
Below Investment-Grade                                      1%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                    7/31/2007

                 [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                    29.6%
Commercial Mortgage Securities                           28.0%
Asset-Backed Securities                                  16.8%
Municipal Bonds                                           8.6%
U.S. Government Agency Issues                             7.2%
Eurodollar & Yankee Obligations                           6.4%
Commercial Paper                                          1.8%
Variable-Rate Demand Notes                                1.2%

                          [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGE 17-30.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SHORT-TERM BOND FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $20,536,000 as qualifying interest income.

16

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================--------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (29.6%)

               CONSUMER DISCRETIONARY (1.5%)
               -----------------------------
               BROADCASTING & CABLE TV (0.9%)
  $ 3,000      Clear Channel Communications, Inc., Senior Notes       4.63%              1/15/2008              $  2,966
    1,000      Cox Enterprises, Inc., Notes(a)                        7.38               6/15/2009                 1,031
    1,000      Univision Communications, Inc., Senior Notes           3.50              10/15/2007                   994
                                                                                                                --------
                                                                                                                   4,991
                                                                                                                --------
               HOME IMPROVEMENT RETAIL (0.4%)
    2,000      Home Depot, Inc., Senior Notes                         5.20               3/01/2011                 1,970
                                                                                                                --------
               HOUSEHOLD APPLIANCES (0.2%)
    1,000      Stanley Works, Notes                                   3.50              11/01/2007                   995
                                                                                                                --------
               Total Consumer Discretionary                                                                        7,956
                                                                                                                --------
               CONSUMER STAPLES (0.8%)
               -----------------------
               DRUG RETAIL (0.2%)
    1,000      CVS Corp., Notes                                       3.88              11/01/2007                   995
                                                                                                                --------
               FOOD RETAIL (0.2%)
    1,000      Kroger Co., Notes                                      8.05               2/01/2010                 1,058
                                                                                                                --------
               PACKAGED FOODS & MEAT (0.4%)
               Kraft Foods, Inc.,
    1,000         Notes                                               4.00              10/01/2008                   982
    1,000         Notes                                               4.13              11/12/2009                   970
                                                                                                                --------
                                                                                                                   1,952
                                                                                                                --------
               Total Consumer Staples                                                                              4,005
                                                                                                                --------
               ENERGY (1.7%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
    1,425      Louisiana Land and Exploration Co., Debentures         7.63               4/15/2013                 1,555
                                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
    3,000      Seacor Holdings, Inc., Senior Notes                    7.20               9/15/2009                 3,039
                                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    2,000      Ocean Energy, Inc., Senior Notes                       4.38              10/01/2007                 1,996

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Southwestern Energy Co., MTN                           7.63%              5/01/2027              $  2,067
                                                                                                                --------
                                                                                                                   4,063
                                                                                                                --------
               Total Energy                                                                                        8,657
                                                                                                                --------
               FINANCIALS (14.4%)
               ------------------
               CONSUMER FINANCE (0.5%)
    3,000      SLM Corp., MTN, CPI Floating Rate Notes                3.95(b)            6/01/2009                 2,808
                                                                                                                --------
               DIVERSIFIED BANKS (0.6%)
    2,170      First Tennessee Bank, N.A., Subordinated Notes         4.63               5/15/2013                 2,053
      909      U.S. Central Credit Union, Senior Notes                2.70               9/30/2009                   883
                                                                                                                --------
                                                                                                                   2,936
                                                                                                                --------
               LIFE & HEALTH INSURANCE (1.8%)
    3,000      John Hancock Global Funding II, Notes                  5.50              12/31/2007                 2,997
    2,000      Metropolitan Life Global Funding I, Notes(a)           5.75               7/25/2011                 2,027
    2,000      Phoenix Companies, Inc., Senior Notes                  6.68               2/16/2008                 2,005
    2,000      Principal Financial Group, MTN                         5.15               9/30/2011                 2,004
                                                                                                                --------
                                                                                                                   9,033
                                                                                                                --------
               MULTI-LINE INSURANCE (0.4%)
    2,000      American General Finance Corp., MTN                    5.47(b)            8/16/2007                 2,000
                                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    3,000      Citigroup, Inc., Global Notes                          4.25               7/29/2009                 2,956
    2,000      MBNA Corp., MTN                                        5.63              11/30/2007                 2,001
    2,000      ZFS Finance USA Trust IV, Bonds(a)                     5.88               5/09/2032                 1,966
                                                                                                                --------
                                                                                                                   6,923
                                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (2.7%)
    5,000      Berkshire Hathaway Finance Corp., Senior Notes         4.20              12/15/2010                 4,866
    1,000      Chubb Corp., Senior Notes                              3.95               4/01/2008                   991
    2,479      Kern River Funding Corp., Guaranteed Senior Notes(a)   6.68               7/31/2016                 2,611
               Markel Corp.,
    1,340         Notes                                               7.20               8/15/2007                 1,340
    2,000         Senior Notes                                        7.00               5/15/2008                 2,018
    2,000      St. Paul Travelers Companies, Inc., Senior Notes       5.01               8/16/2007                 2,000
                                                                                                                --------
                                                                                                                  13,826
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (2.5%)
  $ 2,000      Chittenden Corp., Subordinated Notes                   5.80%              2/14/2017              $  1,997
    2,000      Cullen/Frost Bankers, Inc., Junior Subordinated Notes  5.75               2/15/2017                 2,003
    1,000      Greenpoint Financial Corp., Senior Notes               3.20               6/06/2008                   982
               M&I Marshall & Ilsley Bank,
    1,000         Senior Notes                                        4.13               9/04/2007                   999
    2,000         Senior Notes                                        5.15               2/22/2012                 1,974
    3,000      Popular North America, Inc. MTN, Series F              5.20              12/12/2007                 2,993
    2,000      Susquehanna Bancshares, Inc.,
                  Subordinated Notes                                  4.75               5/01/2014                 1,960
                                                                                                                --------
                                                                                                                  12,908
                                                                                                                --------
               REITs - INDUSTRIAL (0.2%)
    1,000      ProLogis, Senior Notes                                 5.50               4/01/2012                   997
                                                                                                                --------
               REITs - OFFICE (0.8%)
    2,000      Brandywine Operating Partnership, LP,
                  Guaranteed Notes                                    4.50              11/01/2009                 1,958
    2,000      Duke Realty Ltd., Senior Notes                         5.63               8/15/2011                 2,002
                                                                                                                --------
                                                                                                                   3,960
                                                                                                                --------
               REITs - RESIDENTIAL (0.2%)
    1,000      AvalonBay Communities, Inc., MTN                       5.50               1/15/2012                   998
                                                                                                                --------
               REITs - RETAIL (0.4%)
    2,000      Simon Property Group, LP, Notes                        5.60               9/01/2011                 2,004
                                                                                                                --------
               REITs - SPECIALIZED (0.4%)
    1,000      Health Care Property Investors, Inc., Notes            5.95               9/15/2011                 1,005
    1,000      Nationwide Health Properties, Inc., MTN                6.90              10/01/2037                 1,056
                                                                                                                --------
                                                                                                                   2,061
                                                                                                                --------
               SPECIALIZED FINANCE (0.4%)
    2,000      CIT Group, Inc., Senior Notes                          5.60(b)           11/23/2007                 2,000
                                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (2.2%)
    2,000      Countrywide Home Loan, Inc., Notes, Series MTN         4.13               9/15/2009                 1,927
    1,500      Golden West Financial Corp., Senior Notes              4.13               8/15/2007                 1,499
    2,255      Independence Community Bank Corp., Subordinated Notes  3.75               4/01/2014                 2,190
    2,000      Roslyn Bancorp, Inc., Senior Notes                     7.50              12/01/2008                 2,044

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Sovereign Bank Federal Savings Bank, CD                4.00%              2/01/2008              $  1,986
    2,000      World Savings Bank Federal Savings Bank, Notes         4.13              12/15/2009                 1,959
                                                                                                                --------
                                                                                                                  11,605
                                                                                                                --------
               Total Financials                                                                                   74,059
                                                                                                                --------
               INDUSTRIALS (1.7%)
               ------------------
               BUILDING PRODUCTS (0.2%)
    1,000      CRH America, Inc., Notes                               5.63               9/30/2011                   993
                                                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    3,000      John Deere Capital Corp., MTN, Series 2005D            5.49(b)            6/10/2008                 3,005
                                                                                                                --------
               INDUSTRIAL CONGLOMERATES (0.9%)
    5,000      General Electric Capital Corp., MTN                    4.13               9/01/2009                 4,901
                                                                                                                --------
               Total Industrials                                                                                   8,899
                                                                                                                --------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    2,000      US Unwired, Inc., Secured Notes                       10.00               6/15/2012                 2,164
                                                                                                                --------
               UTILITIES (9.1%)
               ----------------
               ELECTRIC UTILITIES (6.9%)
               Alabama Power Co.,
    2,000         Senior Notes                                        3.50              11/15/2007                 1,989
    2,000         Senior Notes                                        5.55(b)            8/25/2009                 2,007
    1,632      Cedar Brakes II, LLC, Senior Notes, Series C(a)        9.88               9/01/2013                 1,807
    2,000      Cincinnati Gas & Electric Co., Debentures              5.70               9/15/2012                 2,011
    2,000      Entergy Gulf States, Inc., First Mortgage Bonds        6.00              12/01/2012                 1,994
    3,000      Entergy Louisiana, Inc., First Mortgage Bonds          5.83              11/01/2010                 2,993
    2,000      FPL Group Capital, Inc., Debentures                    5.63               9/01/2011                 2,018
    2,000      ITC Holdings Corp., Senior Notes(a)                    5.25               7/15/2013                 1,931
    2,000      Midamerican Energy Holdings Co., Senior Notes          4.63              10/01/2007                 1,997
    2,000      New York State Electric & Gas Corp., Notes             4.38              11/15/2007                 1,993
    2,000      Northern States Power Co.,
                  First Mortgage Bond, Series B                       8.00               8/28/2012                 2,231
    1,445      Oglethorpe Power Corp., Senior
                  Secured Facility Bonds                              6.97               6/30/2011                 1,482

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      PacifiCorp, First Mortgage Bonds                       6.90%             11/15/2011              $  2,115
    1,959      Power Contract Financing, Senior Notes(a)              6.26               2/01/2010                 1,980
    2,000      PPL Capital Funding, Inc., Guaranteed
                  Notes, Series A                                     4.33               3/01/2009                 1,961
    1,800      Public Service Electric & Gas Co.,
                  First Mortgage Bonds (INS)                          6.38               5/01/2008                 1,813
    1,197      Texas-New Mexico Power Co., Notes                      6.13               6/01/2008                 1,202
    2,000      TIERS Corp., Bond-Backed Certificates(a)               6.50              10/01/2007                 2,002
                                                                                                                --------
                                                                                                                  35,526
                                                                                                                --------
               GAS UTILITIES (1.0%)
    2,000      AGL Capital Corp., Senior Notes                        7.13               1/14/2011                 2,104
    2,000      Kinder Morgan Energy Partners, LP, Notes               6.75               3/15/2011                 2,072
    1,000      ONEOK Partners, LP, Senior Notes                       5.90               4/01/2012                 1,011
                                                                                                                --------
                                                                                                                   5,187
                                                                                                                --------
               MULTI-UTILITIES (1.2%)
    1,000      Dominion Resources, Inc., Senior Notes                 4.13               2/15/2008                   993
    1,000      Energy East Corp., Notes                               6.75               6/15/2012                 1,052
    2,000      Nisource Finance Corp., Guaranteed Notes               7.88              11/15/2010                 2,135
    2,000      Puget Sound Energy, Inc., Senior Notes                 3.36               6/01/2008                 1,968
                                                                                                                --------
                                                                                                                   6,148
                                                                                                                --------
               Total Utilities                                                                                    46,861
                                                                                                                --------
               Total Corporate Obligations (cost: $152,994)                                                      152,601
                                                                                                                --------
               EURODOLLAR AND YANKEE OBLIGATIONS (6.4%)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.4%)
    2,000      DaimlerChrysler, N.A. Holding Corp., MTN               5.84(b)            9/10/2007                 2,001
                                                                                                                --------
               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
    4,652      PEMEX Finance Ltd., Notes                              9.03               2/15/2011                 4,910
                                                                                                                --------
               OIL & GAS DRILLING (0.1%)
      701      Delek & Avner-Yam Tethys Ltd.,
                  Secured Notes(a)                                    6.46(b)            8/01/2013                   701
                                                                                                                --------
               Total Energy                                                                                        5,611
                                                                                                                --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (4.2%)
               -----------------
               DIVERSIFIED BANKS (2.5%)
  $ 3,000      Barclays Bank plc, Bonds(a)                            7.38%                      -(c)           $  3,226
    2,000      DnB Holding ASA, Bonds(a)                              7.73                       -(c)              2,126
    2,000      HSBC Capital Funding, LP, Guaranteed Bonds(a)          9.55                       -(c)              2,213
    2,000      Landsbanki Islands hf, Notes(a)                        6.10               8/25/2011                 2,040
    3,000      Mizuho Financial Group, Inc., Guaranteed Bonds         8.38                       -(c)              3,132
                                                                                                                --------
                                                                                                                  12,737
                                                                                                                --------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
    2,500      UBS Preferred Funding Trust II, Bonds                  7.25                       -(c)              2,649
                                                                                                                --------
               MULTI-LINE INSURANCE (0.6%)
    3,000      ING Capital Funding Trust III, Guaranteed Bonds        8.44                       -(c)              3,256
                                                                                                                --------
               REGIONAL BANKS (0.6%)
    2,000      Glitnir Banki hf, Senior Notes(a)                      4.75              10/15/2010                 1,958
    1,000      Kaupthing Bank hf, MTN(a)                              5.75              10/04/2011                 1,004
                                                                                                                --------
                                                                                                                   2,962
                                                                                                                --------
               Total Financials                                                                                   21,604
                                                                                                                --------
               INDUSTRIALS (0.4%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.4%)
    2,000      Siemens Finance, Notes(a)                              5.50              2/16/2012                  2,014
                                                                                                                --------
               MATERIALS (0.4%)
               ----------------
               FOREST PRODUCTS (0.4%)
    2,000      Nexfor, Inc., Debentures                               8.13              3/20/2008                  2,022
                                                                                                                --------
               Total Eurodollar and Yankee Obligations
                  (cost: $33,305)                                                                                 33,252
                                                                                                                --------
               ASSET-BACKED SECURITIES (16.8%)

               FINANCIALS (16.4%)
               ------------------
               ASSET-BACKED FINANCING (16.4%)
      593      Aerco Ltd., Series 2A, Class A4(a)                     5.84(b)           7/15/2025                    595
      532      Airport Airplanes, Pass-Through Certificates,
                  Series 1R, Class A8, EETC                           5.70(b)           3/15/2019                    522

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 3,000      AmeriCredit Automobile Receivable Trust,
                  Series 2007-BF, Class A2                            5.31%              1/06/2011              $  3,002
    8,000      ARG Funding Corp., Series 2005-1A, Class A3(a)         4.29               4/20/2011                 7,832
    5,000      Arkle Master Issuer plc,
                  Series 2007-1A, Class 1C(a)                         5.61(b)            2/17/2052                 5,012
               Aviation Capital Group Trust, Notes,
       74         Series 2000-1A, Class A2(a)                         5.80(b)           11/15/2025                    74
    3,943         Series 2003-2A, Class G1 (INS)(a)                   6.02(b)            9/20/2033                 3,972
    4,000      Banc of America Mortgage Securities, Inc.,
                  Series 2004-F, Class 2A6                            4.14(b)            7/25/2034                 3,925
    5,000      Bank One Issuance Trust, Notes,
                  Series 2003, Class C1                               4.54               9/15/2010                 4,978
    5,000      Capital One Auto Finance Trust, Notes,
                  Series 2007-A, Class A2                             5.33               5/17/2010                 5,002
    3,000      Capital One Master Trust,
                  Series 2001-6, Class C(a)                           6.70               6/15/2011                 3,030
    2,100      CarMax Auto Owner Trust,
                  Series 2005-1, Class C                              4.82              10/15/2011                 2,083
               Citibank Credit Card Issuance Trust,
    2,000         Series 2005-C5, Class C5                            4.95              10/25/2010                 1,989
    3,000         Series 2006-B2, Class B2                            5.15               3/07/2011                 2,997
    5,000      CPS Auto Receivables Trust, Notes,
                  Series 2007-A, Class A2(a)                          5.27              10/15/2010                 4,997
    1,175      E*Trade RV and Marine Trust,
                  Series 2004-1, Class A-3                            3.62              10/08/2018                 1,147
    5,000      Honda Auto Receivables Owner Trust, Notes,
                  Series 2007-1, Class A2                             5.25               8/18/2009                 5,001
    3,000      Honda Auto Receivables Owner
                  Trust Certificates, Series 2005-6, Class A3         4.85              10/19/2009                 2,994
    5,000      HSBC Automotive Trust,
                  Series 2007-1, Class A2                             5.32               5/17/2010                 5,000
    3,500      MBNA Master Credit Card Trust, Bonds,
                  Series 1999-B, Class C(a)                           6.65               8/15/2011                 3,570
    5,000      Nissan Auto Receivables Owner Trust, Notes,
                  Series 2007-A, Class A2                             5.22               9/15/2009                 5,001
    3,000      Rental Car Finance Corp.,
                  Series 2004-1A, Class A (INS)(a)                    5.52(b)            6/25/2009                 3,002
    3,978      USXL Funding LLC, Notes,
                  Series 2006-1A, Class A(a)                          5.38               4/15/2014                 3,980

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 5,000      Volkswagen Auto Loan Enhanced Trust,
                  Notes, Series 2007-1, Class A2                      5.29%              5/20/2009              $  5,002
                                                                                                                --------
               Total Financials                                                                                   84,707
                                                                                                                --------
               INDUSTRIALS (0.4%)
               ------------------
               AIRLINES (0.4%)
      388      America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A, EETC          6.85               7/02/2009                   389
    1,391      American Airlines, Pass-Through Certificates,
                  Series 2002-1, Class G, EETC (INS)                  5.98(b)            9/23/2007                 1,393
                                                                                                                --------
               Total Industrials                                                                                   1,782
                                                                                                                --------
               Total Asset-Backed Securities (cost: $86,408)                                                      86,489
                                                                                                                --------
               COMMERCIAL MORTGAGE SECURITIES (28.0%)

               FINANCIALS (28.0%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (25.9%)
    2,355      Bear Stearns Commercial Mortgage
                  Securities, Inc., Series 2003-T10, Class A1         4.00               3/13/2040                 2,273
               Chase Commercial Mortgage Securities Corp.,
                  Pass-Through Certificates,
    3,000         Series 1999-2, Class E                              7.73               1/15/2032                 3,139
      882         Series 2000-3, Class A1                             7.09              10/15/2032                   882
    3,000         Series 2000-3, Class A2                             7.32              10/15/2032                 3,127
               Commercial Mortgage Trust,
                  Pass-Through Certificates,
    2,000         Series 2004-LB4A, Class A4                          4.58              10/15/2037                 1,915
    2,996         Series 2004-RS1, Class A(a)                         4.02               3/03/2041                 2,889
    1,000         Series 2005-LP5, Class GMB1(a)                      5.15               5/10/2043                   971
               Credit Suisse First Boston Mortgage Securities Corp.,
    5,000         Series 2000-C1, Class A2                            7.55               4/15/2062                 5,199
    2,000         Series 2002-CP5, Class F(a)                         5.78              12/15/2035                 1,980
               Diversified REIT, Notes,
    1,342         Series 1999-1A, Class A2(a)                         6.78               3/18/2011                 1,352
    3,000         Series 1999-1A, Class B(a)                          6.78               3/18/2011                 3,058
    1,000         Series 2000-1, Class B(a)                           6.97               3/08/2010                 1,036
               DLJ Commercial Mortgage Corp.,
      965         Series 1999-CG2, Class A1B                          7.30               6/10/2032                   990
    5,000         Series 1999-CG3, Class A-5                          7.97(b)           10/10/2032                 5,246

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      First Union National Bank-Chase Manhattan
                  Bank Commercial Mortgage Trust,
                  Series 1999-C2, Class D                             7.06%              6/15/2031              $  2,048
               G-Force, LLC, Pass-Through Certificates,
      349         Series 2005-RR2, Class A-1(a)                       4.95              12/25/2039                   347
      861         Series 2005-RRA, Class A-1(a)                       4.39               8/22/2036                   843
      624      GE Commercial Mortgage Corp., Pass-Through
                  Certificates, Series 2003-C2, Class A1              2.78               7/10/2037                   617
    4,000      Global Signal Trust III, Commercial
                  Mortgage Pass-Through Certificates,
                  Series 2006-1, Class A1FX(a)                        5.36               2/15/2036                 3,980
    5,000      GMAC Commercial Mortgage Security, Inc.,
                  Pass-Through Certificates,
                  Series 1999-C2, Class E                             7.50(b)            9/15/2033                 5,209
               GS Mortgage Securities Corp. II,
    3,594         Commercial Certificates,
                  Series 2001-LIBA, Class A-1(a)                      6.21               2/14/2016                 3,643
    2,000         Series 2003-C1, Class A2B                           4.30               1/10/2040                 1,937
               J.P. Morgan Chase Commercial Mortgage Securities Corp.,
    2,959         Series 2001-CIB2, Class A2                          6.24               4/15/2035                 2,980
    4,000         Series 2005-CB12, Class A3A1                        4.82               9/12/2037                 3,898
    4,000         Series 2006-CB15, Class ASB                         5.79               6/12/2043                 3,999
    3,000         Series 2006-CB16, Class ASB                         5.52               5/12/2045                 2,956
    2,000         Series 2006-LDP6, Class ASB                         5.49               4/15/2043                 1,973
    2,000         Series 2006-LDP7, Class ASB                         6.07(b)            4/15/2045                 2,018
    3,000         Series 2006-LDP8, Class A-SB                        5.37               5/15/2045                 2,929
               LB-UBS Commercial Mortgage Trust,
    2,597         Series 2001-C2, Class A1                            6.27               6/15/2020                 2,606
    2,000         Series 2001-WM, Class D(a)                          6.83               7/14/2016                 2,088
    1,500         Series 2002-C4, Class A4                            4.56               9/15/2026                 1,464
    3,847         Series 2006-C1, Class A1                            5.02               2/15/2031                 3,820
      813      Mach One Trust, Series 2004-1A, Class A1(a)            3.89               5/28/2040                   782
    2,614      Merrill Lynch Mortgage Investors, Inc.,
                  Series 1999-C1, Class A2                            7.56              11/15/2031                 2,690
    3,000      Merrill Lynch-Countrywide Commercial
                  Mortgage Trust, Series 2006-3, Class ASB            5.38               7/12/2046                 2,935
               Morgan Stanley Dean Witter Capital I, Inc.,
    2,000         Series 1997-XL1, Class D                            6.88(b)           10/03/2030                 2,004
      837         Series 2000-PRIN, Class A3                          7.36               2/23/2034                   839
    4,641         Series 2005-RR6, Class A1(a)                        4.97               5/24/2043                 4,524
      900         Series 2005-RR6, Class A2FX(a)                      5.13               5/24/2043                   875

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Mortgage Capital Funding, Inc.,
                  Pass-Through Certificates,
                  Series 1998-MC2, Class E                            7.24%(b)           6/18/2030              $  2,028
               Nationslink Funding Corp., Pass-Through Certificates,
    2,802         Series 1999-1, Class A2                             6.32               1/20/2031                 2,817
    3,300         Series 1999-1, Class F(a)                           7.10(b)            1/20/2031                 3,320
    2,000      Prudential Securities Secured Financing Corp.,
                  Series 1999-C2, Class G                             6.76               6/16/2031                 2,055
               Salomon Brothers Mortgage Securities VII, Inc.,
    2,698         Series 2000-C2, Class A2                            7.46               7/18/2033                 2,799
    1,073         Series 2000-C3, Class A1                            6.34              12/18/2033                 1,074
    2,854         Series 2002-KEY2, Class A2                          4.47               3/18/2036                 2,776
    2,000      SBA Trust, Series 2006-1A, Class B(a)                  5.45              11/15/2036                 1,970
    2,766      Structured Asset Securities Corp.,
                  Series 1997-LLI, Class D                            7.15              10/12/2034                 2,885
               Trizechahn Office Properties Trust,
      782         Series 2001-TZHA, Class A2(a)                       6.09               5/15/2016                   794
    1,422         Series 2001-TZHA, Class D3(a)                       6.94               3/15/2013                 1,429
               Wachovia Bank Commercial Mortgage Trust,
                  Pass-Through Certificates,
    4,500         Series 2005-C18, Class A2                           4.66               4/15/2042                 4,403
    2,000         Series 2005-C21, Class APB                          5.33(b)           10/15/2044                 1,969
    5,000         Series 2006-C28, Class A2                           5.50              10/15/2048                 4,975
                                                                                                                --------
                                                                                                                 133,355
                                                                                                                --------
               ESCROWED BONDS (1.4%)
    4,000      Four Times Square Trust,
                  Series 2000-4TS, Class A2                           7.80               4/15/2015                 4,235
    3,000      GS Mortgage Securities Corp. II,
                  Series 2001-ROCK, Class B(a)                        6.77               5/03/2018                 3,156
                                                                                                                --------
                                                                                                                   7,391
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    9,250      Bear Stearns Commercial Mortgage
                  Securities, Inc., Series 2004-ESA, Class X1
                  (acquired 6/17/2004; cost $538)(a),(d)              1.83               5/14/2016                   305
               Credit Suisse First Boston Mortgage Securities Corp.,
    8,957         Series 2003-C3, Class ASP (acquired
                  6/17/2003 and 8/04/2005; cost $790)(a),(d)          1.64               5/15/2038                   369
   55,002         Series 2004-C1, Class ASP (acquired
                  2/26/2004 and 8/30/2004; cost $2,461)(a),(d)        0.79               1/15/2037                 1,345

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $46,199      First Union National Bank Commercial Mortgage
                  Trust, Certificates, Series 2002 C-1,
                  Class IOII (acquired 6/06/2006;
                  cost $1,208)(a),(d)                                 1.20%              2/12/2034              $    716
    5,564      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP (acquired 7/17/2003;
                  cost $586)(a),(d)                                   1.78               1/11/2035                   413
   12,288      LB-UBS Commercial Mortgage Trust,
                  Series 2003-C3, Class XCP
                  (acquired 5/20/2003; cost $774)(a),(d)              1.36               2/15/2037                   255
                                                                                                                --------
                                                                                                                   3,403
                                                                                                                --------
               Total Financials                                                                                  144,149
                                                                                                                --------
               Total Commercial Mortgage Securities (cost: $144,705)                                             144,149
                                                                                                                --------
               U.S. GOVERNMENT AGENCY ISSUES (7.2%)(e)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
    2,000      Freddie Mac, Series 2694 QG(+)                         4.50               1/15/2029                 1,936
                                                                                                                --------
               DEBENTURES (0.7%)
    4,000      Fannie Mae, CPI Floating Rate Notes(+)                 3.71(b)            2/17/2009                 3,877
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   18,903      Government National Mortgage Assn.,
                  Series 2003-59, Class XB                            2.11               7/16/2010                   483
                                                                                                                --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.0%)
    8,346      Fannie Mae, Pool 891244(+)                             5.50              12/01/2020                 8,253
               Freddie Mac(+),
   10,000         Pool 1G0215                                         4.16               4/01/2035                 9,997
    4,498         Pool B18333                                         5.00               5/01/2020                 4,366
    2,611         Pool B19905                                         5.00               9/01/2020                 2,535
    1,736         Pool J02581                                         5.50              11/01/2018                 1,724
    4,274         Pool J01619                                         5.50               4/01/2021                 4,222
                                                                                                                --------
                                                                                                                  31,097
                                                                                                                --------
               Total U.S. Government Agency Issues (cost: $37,788)                                                37,393
                                                                                                                --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS (8.6%)

               AIRPORT/PORT (1.7%)
  $ 1,000      Cleveland, OH, Airport System RB, Series 2006B (INS)   5.24%              1/01/2017              $  1,001
    2,745      College Park Georgia RB, Series A (INS)                5.66               1/01/2012                 2,801
    5,125      New York and New Jersey Port Auth.,
                  Consolidated Notes, Series 2004XX                   3.30               9/15/2007                 5,113
                                                                                                                --------
                                                                                                                   8,915
                                                                                                                --------
               APPROPRIATED DEBT (0.4%)
    1,915      Reeves County, Texas COP, Series 2007 (INS)            5.75               3/01/2012                 1,905
                                                                                                                --------
               COMMUNITY SERVICE (0.3%)
    1,500      American National Red Cross, Bonds                     5.36              11/15/2011                 1,525
                                                                                                                --------
               ELECTRIC UTILITIES (0.6%)
    3,000      Mississippi Development Bank RB,
                  Series 2007 (State of Mississippi-Entergy
                  Mississippi, Inc. Project) (INS)                    5.24               7/01/2011                 3,008
                                                                                                                --------
               ELECTRIC/GAS UTILITIES (0.6%)
    1,750      Energy Northwest Columbia Generating
                  Station Electric, WA, RB, Series 2006-B             5.23               7/01/2011                 1,756
    1,320      Pedernales Electric Cooperative, Inc., TX,
                  First Mortgage Bond, Series 2002A (INS)(a)          4.09              11/15/2012                 1,279
                                                                                                                --------
                                                                                                                   3,035
                                                                                                                --------
               HOSPITAL (0.4%)
    1,000      Medical Univ., SC, Hospital Facilities Auth. RB,
                  Series 2004B (INS)                                  3.92               2/15/2009                   982
    1,340      New Jersey Health Care Facilities
                  Financing Auth. RB, Series 2007-2                   5.07               3/01/2009                 1,338
                                                                                                                --------
                                                                                                                   2,320
                                                                                                                --------
               NURSING/CCRC (1.6%)
    4,150      Martin Luther King Foundation, Inc., FL,
                  SAVRS, Notes, Series 1998 (INS)(f)                  8.00(b)           12/01/2028                 4,150
    2,000      Waco Health Facilities Development Corp. RB,
                  Series 2006B (INS)                                  5.27               2/01/2016                 1,992
    2,350      Yellowwood Acres, Inc., IN, SAVRS,
                  Series 1998 (INS)(f)                                8.00(b)           12/01/2028                 2,350
                                                                                                                --------
                                                                                                                   8,492
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               SALES TAX (0.5%)
  $ 2,500      Sales Tax Asset Receivables Co., NY, RB,
                  Series 2004B                                        3.29%             10/15/2007              $  2,491
                                                                                                                --------
               SINGLE FAMILY HOUSING (0.6%)
    3,000      Montgomery County, MD, Housing Opportunities
                  Commission Development Bonds, Series 2006A          5.23               1/01/2009                 3,003
                                                                                                                --------
               SPECIAL ASSESSMENT/TAX/FEE (1.7%)
    1,500      Charlotte, NC, COP, Series 2007B                       5.40              12/01/2008                 1,505
    1,000      City and County of San Francisco
                  Redevelopment Financing Auth. RB,
                  Series 2006A (INS)                                  5.62               8/01/2016                 1,013
    1,000      New York State Environmental
                  Facilities Corp. RB, Series 2004B (INS)             4.02              12/15/2009                   979
               New York State Housing Finance Agency
                  Personal Income Tax RB,
    3,000         Series 2006B                                        5.17               9/15/2009                 3,009
    1,000         Series 2006B                                        5.19               9/15/2011                 1,004
    1,000      Short Pump Town Center Community
                  Development Auth., VA, RB, Series 2003(a)           6.26               2/01/2009                 1,006
                                                                                                                --------
                                                                                                                   8,516
                                                                                                                --------
               TOLL ROADS (0.2%)
    1,000      New Jersey Turnpike Auth. RB,
                  Series 2003B (INS)                                  2.84               1/01/2008                   989
                                                                                                                --------
               Total Municipal Bonds (cost: $44,187)                                                              44,199
                                                                                                                --------
               MONEY MARKET INSTRUMENTS (3.0%)

               COMMERCIAL PAPER (1.8%)

               FINANCIALS (1.8%)
               -----------------
               DIVERSIFIED CAPITAL MARKETS (1.8%)
    9,468      UBS Finance Delaware, LLC                              5.33               8/01/2007                 9,468
                                                                                                                --------
               VARIABLE-RATE DEMAND NOTES (1.2%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               HOME FURNISHINGS (0.3%)
    1,690      Caddo Parrish, LA, IDB, IDRB,
                  Series 2004 (LOC - Capital One, N.A.)               6.00               7/01/2024                 1,690
                                                                                                                --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (0.1%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
  $   685      Wryneck Ltd., Notes,
                  Series 2000 (LOC - Sky Bank)                        6.32%              1/01/2020              $    685
                                                                                                                --------
               HEALTH CARE (0.4%)
               ------------------
               HEALTH CARE FACILITIES (0.4%)
    1,775      Louisiana Public Facilities Auth., RB,
                  Series 2002D (LOC - Capital One, N.A.)               5.62              7/01/2028                 1,775
                                                                                                                --------
               INDUSTRIALS (0.1%)
               ------------------
               INDUSTRIAL MACHINERY (0.1%)
     295       Florence, AL, IDB, RB, Series 1999B
                  (LOC - La Salle National Bank, N.A.)                 5.50             11/01/2008                   295
                                                                                                                --------
               MUNICIPAL BONDS (0.1%)
               ----------------------
               BUILDINGS (0.1%)
     500       Precision Aggregate I, LLC, Notes,
                  Series 2000 (LOC - Sky Bank)                         6.57              8/03/2015                   500
                                                                                                                --------
               UTILITIES (0.2%)
               ----------------
               MULTI-UTILITIES (0.2%)
    1,030      Sempra Energy ESOP & Trust, Taxable
                  Variable Rate Demand Bonds,
                  Series 1999A (NBGA)(a)                               5.50             11/01/2014                 1,030
                                                                                                                --------
               Total Variable-Rate Demand Notes                                                                    5,975
                                                                                                                --------
               Total Money Market Instruments (cost: $15,443)                                                     15,443
                                                                                                                --------

               TOTAL INVESTMENTS (COST: $514,830)                                                               $513,526
                                                                                                                ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.4% of net assets at July 31, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               CD      Certificate of Deposit

               COP     Certificate of Participation

               CPI     Consumer Price Index

               EETC    Enhanced Equipment Trust Certificate

               ESOP    Employee Stock Ownership Plan

               IDB     Industrial Development Board

               IDRB    Industrial Development Revenue Bond

               MTN     Medium-Term Note

               RB      Revenue Bond

               REIT    Real Estate Investment Trust

               SAVRS   Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

               (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.

                                                                              33
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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

               (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Sempra Energy.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

           (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

           (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2007, was $3,403,000, which represented 0.7% of the Fund's net assets.

           (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

34

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

           (f) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $514,830)           $513,526
   Receivables:
      Capital shares sold                                                                  624
      Interest                                                                           4,493
      Other                                                                                  3
                                                                                      --------
         Total assets                                                                  518,646
                                                                                      --------
LIABILITIES
   Payables:
      Securities purchased                                                               1,955
      Capital shares redeemed                                                              418
      Dividends on capital shares                                                          194
      Bank overdraft                                                                       188
   Accrued management fees                                                                 119
   Accrued transfer agent's fees                                                            22
   Other accrued expenses and payables                                                      66
                                                                                      --------
         Total liabilities                                                               2,962
                                                                                      --------
             Net assets applicable to capital shares outstanding                      $515,684
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $565,184
   Accumulated overdistribution of net investment income                                   (20)
   Accumulated net realized loss on investments and futures transactions               (48,176)
   Net unrealized depreciation of investments                                           (1,304)
                                                                                      --------
      Net assets applicable to capital shares outstanding                             $515,684
                                                                                      ========
   Capital shares outstanding, unlimited number of shares authorized, no par value      58,264
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $   8.85
                                                                                      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Interest income                                                        $24,333
                                                                          -------
EXPENSES
   Management fees                                                          1,298
   Administration and servicing fees                                          704
   Transfer agent's fees                                                      842
   Custody and accounting fees                                                120
   Postage                                                                     74
   Shareholder reporting fees                                                  52
   Trustees' fees                                                               8
   Registration fees                                                           59
   Professional fees                                                           58
   Other                                                                       11
                                                                          -------
      Total expenses                                                        3,226
   Expenses paid indirectly                                                   (13)
                                                                          -------
      Net expenses                                                          3,213
                                                                          -------
NET INVESTMENT INCOME                                                      21,120
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                             576
      Futures transactions                                                     38
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           1,731
      Futures contracts                                                        (4)
                                                                          -------
         Net realized and unrealized gain                                   2,341
                                                                          -------
Increase in net assets resulting from operations                          $23,461
                                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                   2007             2006
                                                             --------------------------

   Net investment income                                      $ 21,120        $  16,988
   Net realized gain (loss) on investments                         576             (450)
   Net realized gain on futures transactions                        38                -
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 1,731          (2,164)
      Futures contracts                                             (4)               4
                                                              -------------------------
         Increase in net assets resulting from operations        23,461          14,378
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (21,154)        (17,708)
                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    198,865         167,280
   Reinvested dividends                                          19,140          15,741
   Cost of shares redeemed                                     (143,971)       (165,485)
                                                              -------------------------
      Increase in net assets from capital
         share transactions                                      74,034          17,536
                                                              -------------------------
Net increase in net assets                                       76,341          14,206

NET ASSETS
   Beginning of year                                            439,343         425,137
                                                              -------------------------
   End of year                                                $ 515,684       $ 439,343
                                                              =========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                $     (20)      $      14
                                                              =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    22,435         18,951
   Shares issued for dividends reinvested                          2,158          1,784
   Shares redeemed                                               (16,250)       (18,750)
                                                              -------------------------
      Increase in shares outstanding                               8,343          1,985
                                                              =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Investments  in  open-end  investment  companies,   other  than
                 exchange  traded  funds,  are  valued at their net asset  value
                 (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Futures  contracts  are valued at the last quoted  sales price.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              5. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of July 31, 2007, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2007.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $13,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:


                                       2007                          2006
                                    -----------------------------------------
         Ordinary income*           $21,154,000                   $17,708,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $    174,000
         Accumulated capital and other losses                      (48,175,000)
         Unrealized depreciation                                    (1,304,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $48,175,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                              CAPITAL LOSS CARRYOVERS
                    ------------------------------------------
                     EXPIRES                         BALANCE
                    ---------                      -----------
                      2009                         $ 3,691,000
                      2010                           2,084,000
                      2011                          39,474,000
                      2012                           1,083,000
                      2014                           1,383,000
                      2015                             460,000
                                                   -----------
                                       Total       $48,175,000
                                                   ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $242,410,000 and $164,311,000, respectively.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $514,830,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $1,622,000 and $2,926,000, respectively, resulting in net unrealized depreciation of $1,304,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,298,000, which included a performance adjustment of $171,000 that increased the base management fee of 0.24% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $704,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $842,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund less than $500 for the transfer agent fees related to certain shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

          Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                            COST TO           GAIN (LOSS)
       SELLER                         PURCHASER            PURCHASER           TO SELLER
------------------------------------------------------------------------------------------
USAA High-Yield                    USAA Short-Term
  Opportunities Fund                 Bond Fund            $  999,000           $ (1,000)
USAA Intermediate-Term             USAA Short-Term
  Bond Fund                          Bond Fund             2,228,000            149,000
USAA Money Market Fund             USAA Short-Term
                                     Bond Fund             5,000,000                 (0)*
*Amount is less than $500

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

              on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                YEAR ENDED JULY 31,
                                                 -----------------------------------------------------------------------------
                                                     2007               2006            2005             2004             2003
                                                 -----------------------------------------------------------------------------
Net asset value at beginning of period           $   8.80           $   8.87        $   8.98         $   9.05         $   8.99
                                                 -----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .40                .36             .30              .30              .37
   Net realized and unrealized gain (loss)            .05               (.07)           (.11)            (.07)             .09
                                                 -----------------------------------------------------------------------------
Total from investment operations                      .45                .29             .19              .23              .46
                                                 -----------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.40)              (.36)           (.30)            (.30)            (.40)
                                                 -----------------------------------------------------------------------------
Net asset value at end of period                 $   8.85           $   8.80        $   8.87         $   8.98         $   9.05
                                                 =============================================================================
Total return (%)*                                    5.18(b)            3.36            2.19             2.51             5.14
Net assets at end of period (000)                $515,684           $439,343        $425,137         $413,897         $380,329
Ratio of expenses to
   average net assets (%)**(a)                        .69(b)             .69             .56              .55              .55
Ratio of net investment income to
   average net assets (%)**                          4.50               3.94            3.06             3.06             3.88
Portfolio turnover (%)                              36.98              50.84           41.97            32.02            67.33

  * Assumes reinvestment of all net investment income distributions during the period. Calculated using adjusted net assets and may differ from the Lipper calculated return.
  ** For the year ended July 31, 2007, average net assets were  $469,803,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE          FEBRUARY 1, 2007 -
                                 FEBRUARY 1, 2007        JULY 31, 2007            JULY 31, 2007
                                 -----------------------------------------------------------------
         Actual                     $1,000.00              $1,023.00                  $3.46

         Hypothetical
           (5% return before
           expenses)                 1,000.00               1,021.37                   3.46

         *Expenses are equal to the Fund's annualized expense ratio of 0.69%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.30% for the six-month period of February 1, 2007, through July 31, 2007.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of both its expense group and expense universe. The Board took into

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2006, and was lower than the average of its performance universe and its Lipper index for the five-year period ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2006, and in the bottom 50% of its performance universe for the five-year period ended December 31, 2006. The Board noted management's discussion of the Fund's performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2007

         the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D.(3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

62

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

          USAA  SELF-SERVICE    For  account  balance,  last  transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23425-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.